Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet	3 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

5.	Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

The Company ceased the part of its business associated with the mobile application in the year ended September 30, 2018. As a result, as of that date, it had fully provided for all its related business assets as of September 30, 2018. There have been no movements since as the business had not been re-activated. Therefore, the fully written down value of the assets remain unchanged as of December 31, 2020 and September 30, 2020, is as follows:

(a)	Prepayments, deposits and other receivables

	December 31, 2020	September 30, 2020

Prepayments to suppliers	$567,934	$567,934
Rental and other deposits	341,674	341,674
Employee advances and others	32,240	32,240
Sub total	941,848	941,848
Less: allowance for doubtful accounts	(941,848)	(941,848)
Prepayments, deposits and other receivables, net	$-	$-

(b)	Property and equipment, net

	December 31, 2020	September 30, 2020

Electronic equipment	$2,319,545	$2,319,545
Furniture and fixtures	70,596	70,596
Leasehold improvements	263,609	263,609
Total property and equipment	2,653,750	2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)
Total property and equipment, net	$-	$-

(c)	Intangible assets

	December 31, 2020	September 30, 2020

IP rights	$1,410,335	$1,410,335
Other intangible assets	394,883	394,883
	1,805,218	$1,805,218
Less: accumulated amortization	(1,805,218)	(1,805,218)
Net intangible assets	$-	$-

MOXIAN, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS